Schedule of Stock Option Outstanding and Exercisable (Details) - $ / shares			3 Months Ended		12 Months Ended
	Jan. 01, 2022	Dec. 01, 2021	Mar. 31, 2023	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Option Exercise Price		$ 2.65			$ 0.42	$ 0.29
Remaining Exercise Price (in years)	5 years	5 years		5 years
Options Exercisable			259,250		259,250	4,151,750	451,448
Option Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Option Exercise Price			$ 0.25		$ 0.25
Options Outstanding			259,250		259,250
Remaining Exercise Price (in years)			1 year 9 months 18 days		2 years 1 month 6 days
Options Exercisable			259,250		259,250